Finance Liabilities (Tables)	6 Months Ended
Jun. 30, 2025
Finance Liabilities [Abstract]
Annual Lease Liabilities	Period Principal Repayment Year 1 $ 10,012 Year 2 10,439 Year 3 10,916 Year 4 11,357 Year 5 11,851 Year 6 and thereafter 64,509 Total $ 119,084